Organization and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jun. 29, 2014	Jun. 30, 2013
Changes in the allowance for doubtful accounts
Balance, Beginning of Year	$ 400	$ 500	$ 500
Provision for Doubtful Accounts	116
Net Write-Offs	16
Balance, End of Year	$ 500	$ 500	$ 500